S000057730 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.33%
Performance Inception Date	[1]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		6.23%	(1.05%)	2.14%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.55%	(2.31%)	0.67%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	(1.32%)	1.04%
Performance Inception Date				Nov. 02, 2018

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that measures the investment grade, U.S.-dollar denominated, fixed-rate, taxable bond market.